Employee benefits - Breakdown of pension and OPEB plans assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan Disclosure
Current liabilities	$ 227	$ 225
Non-current liabilities	52,389	68,510
OPEB Plan
Defined Benefit Plan Disclosure
Current liabilities	6,456	8,007
Non-current liabilities	$ 162,225	$ 145,408